Investments in Associates - Summary of Investments in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investment carrying value	₽ 334	₽ 341	₽ 321	₽ 293
TPTU (Mining segment) [member]
Disclosure of associates [line items]
Percent of shares held	40.00%	40.00%
Investment carrying value	₽ 214	₽ 219	208	189
TRMZ (Mining segment) [member]
Disclosure of associates [line items]
Percent of shares held	25.00%	25.00%
Investment carrying value	₽ 120	₽ 122	₽ 113	₽ 104